Label	Element	Value
MRBL Enhanced Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MRBL Enhanced Equity ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MRBL Enhanced Equity ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed, exchange-traded fund (“ETF”) that seeks up to 125% long exposure to large-capitalization U.S. equity securities, while enhancing the Fund’s income by writing (selling) call options on one or more ETFs or securities indices that provide exposure to large-capitalization U.S. equity securities.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and derivative instruments that provide exposure to equity securities. To gain this exposure, the Fund will primarily invest in one or more ETFs or options on an ETF or index (each, a “reference asset”). The combination of the Fund’s investments is expected to provide a maximum of 125% exposure to large-capitalization U.S. equity securities. The Fund will use leverage, such as options, which generally require a small investment relative to the amount of investment exposure assumed. The Fund’s exposures will vary given market conditions and the availability of attractive investment opportunities.
Empowered Funds, LLC, dba EA Advisers (the “Adviser”), serves as the investment adviser to the Fund. The Adviser oversees the day-to-day affairs of the Fund and supervises the Fund’s two sub-advisers. MRBL Management, LLC (“MRBL”) serves as a sub-adviser to the Fund and is responsible for determining the Fund’s investments. Arin Risk Advisors, LLC (“Arin”) also serves as a sub-adviser to the Fund and is responsible for selecting the Fund’s options investments and broker-dealers to execute the Fund’s transactions based on instructions provided by MRBL.
To gain synthetic equity exposure, the Fund may invest in European style call options (“European Calls”) or European style combos (“European Combos”). European Calls give the option holder the right to buy a reference asset only on the option expiration date. European Combos are a combination of option transactions whereby the Fund would purchase a call option and sell a put option with the same strike price and expiration date on the same reference asset. The European Calls and European Combos strategies benefit when the reference asset’s price rises over time. Similarly, the European Calls and European Combos strategies are expected to experience losses when the reference asset’s price falls over time.
The Fund may also buy or sell either standard exchange-listed call options, FLexible EXchange® Options (“FLEX Options”), or a combination of both listed options types on a reference asset. A call option gives the purchaser the right to purchase the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may expire worthless and the entire premium may be lost.
The Fund’s gains and losses on a reference asset will generally increase or decrease in line with the applicable reference asset’s price. The Fund’s use of leverage will also magnify the gains and losses on the Fund’s investments in proportion to the amount of the Fund’s leverage.
The Fund will also “write” or sell short-term call options on its exposure (of up to 125% of the Fund’s net assets) to the reference assets. The Fund generally considers an option to be “short-term” when its expiration date is less than 90 days from the date such option is written (sold). A written (sold) call option obligates the seller of the option to sell the reference asset at a strike price until the expiration date. The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. The call writing strategy will have different outcomes based on the performance of the reference asset, the amount of leverage in the Fund’s portfolio and the amount of the call option premium, as follows:
•If the reference asset increases in value but the increase is less than the strike price at the option expiration date, the options will expire worthless, and the Fund will keep the option premium received. The Fund will experience a gain on the reference asset that is leveraged to approximately the same extent as the Fund’s portfolio. This would result in the portfolio outperforming the reference asset because the Fund will receive the option premium and will participate in the leveraged gain on the reference asset.
•If the reference asset increases in value above the strike price and the option is exercised, the Fund will keep the option premium received and will experience leveraged gains up to the strike price, but will not participate in the reference asset’s appreciation beyond the strike price, which can cause the Fund to underperform the reference asset. In these circumstances, the Fund would have to pay the difference between the value of the reference asset and the strike price on the option expiration date or deliver the reference asset (which amount is offset by the option premium initially received). This circumstance limits the Fund’s ability to fully participate in any increase in the reference asset’s value above the strike price. This means that the Fund can underperform the reference asset when the reference asset has increased in value.
•If the reference asset decreases in value, excluding the effect of leverage, in an amount that is less than the option premium received, the Fund will experience a smaller amount of underperformance as compared to the reference asset due to the option premium received. This can result in the Fund outperforming the return on the reference asset. However, if the Fund is using leverage at the time when the reference asset declines, the Fund will lose more value than the reference asset in proportion to the amount of the leverage in the Fund’s portfolio.
•If the reference asset decreases in value in an amount that is greater than the option premium received, the Fund will experience losses that are in proportion to the amount of leverage in the Fund’s portfolio. The option premium will partially offset this loss. Losses in this case would be magnified by the amount of the Fund’s leverage, which will result in the Fund underperforming the reference asset.
The level of a reference asset’s option premium that is received from writing short-term call options will increase or decrease based on the reference asset’s projected or implied volatility (e.g., a reference asset characterized by low volatility will yield a commensurately low level of option premium, whereas a highly volatile reference asset will generate a higher level of option premium).
The Fund will utilize a traditional covered call strategy, which is an investment strategy where the Fund sells a call option in direct proportion to the amount of the underlying security owned by the Fund. The Fund may also utilize a synthetic covered call strategy (i.e., through the use of European Calls and European Combos), whereby the Fund sells a call option on an underlying security to which the Fund has synthetic exposure but does not directly own the security.
The Fund may also maintain a collateral portfolio that is designed primarily to serve as margin or collateral for the Fund’s options positions. Secondarily, the collateral may serve to enhance the Fund’s return by generating returns subject to short-term interest rate risk (the “Collateral Portfolio”). The Collateral Portfolio is comprised of cash or cash equivalents, including United States Treasury Securities, money-market instruments, money-market mutual funds, or box spreads. Approximately 30-50% of the Fund’s assets are expected to be allocated to the Collateral Portfolio.
A box spread is a multi-leg, risk-defined, equity market neutral options strategy with defined profit potential, if held to expiration. There are four options trades involved in a long box spread: (i) a long call with a lower strike price, (ii) a short call with a higher strike price; (iii) a long put with a higher strike price; and (iv) a short put with a lower strike price (a “Box Spread”). The goal is to buy the box spread for a price that is less than the width of the strike prices. Box spreads are subject to interest rate and liquidity risk even though equity market risk is generally neutralized.
For example, if a stock is trading at $50, a $45 call is purchased, and a $55 call is sold. Simultaneously, a $55 put is purchased, and a $45 put is sold. Thus, a $10 wide long box spread is created around the stock. If the box spread can be purchased for $9.50, a profit of $0.50 is anticipated regardless of the value of the stock at expiration, because the spread will be valued at $10 at expiration, regardless of where the reference asset is trading.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and derivative instruments that provide exposure to equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.mrblmanagement.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mrblmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
MRBL Enhanced Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
MRBL Enhanced Equity ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
MRBL Enhanced Equity ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
MRBL Enhanced Equity ETF | Large-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

MRBL Enhanced Equity ETF | Options Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Options Risk.
•Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the reference asset. A reference asset may be an index or ETF. If this occurs, the call option could be exercised and the reference asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the reference asset, such a strategy limits the opportunity to profit from an increase in the market value of the reference asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the reference asset. If this occurs, the put option could be exercised and the reference asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the reference asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the reference asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the reference asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an reference asset, the price of the option may move more or less than the price of the reference asset.
•Box Spread Risk. A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of (4) four option positions two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to reference asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for FLEX Options, the Fund may have difficulty closing out certain FLEX Option positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the reference asset price, changes in actual and implied interest rates, changes in the actual and implied volatility of the reference asset and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the
MRBL and/or Arin (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

MRBL Enhanced Equity ETF | Options Risk, Selling Or Writing Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the reference asset. A reference asset may be an index or ETF. If this occurs, the call option could be exercised and the reference asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the reference asset, such a strategy limits the opportunity to profit from an increase in the market value of the reference asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the reference asset. If this occurs, the put option could be exercised and the reference asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
MRBL Enhanced Equity ETF | Buying Or Purchasing Options Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the reference asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the reference asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the reference asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an reference asset, the price of the option may move more or less than the price of the reference asset.
MRBL Enhanced Equity ETF | Box Spread Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Box Spread Risk. A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of (4) four option positions two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to reference asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
MRBL Enhanced Equity ETF | FLEX Options Risk Member
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Risk [Text Block]	rr_RiskTextBlock	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for FLEX Options, the Fund may have difficulty closing out certain FLEX Option positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the reference asset price, changes in actual and implied interest rates, changes in the actual and implied volatility of the reference asset and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the
MRBL and/or Arin (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

MRBL Enhanced Equity ETF | Derivatives Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (e.g., stock options). Unfavorable changes in the value of the reference asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the reference asset, rate or index, the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation.

MRBL Enhanced Equity ETF | Counterparty Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
MRBL Enhanced Equity ETF | Leverage Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. Leverage risk refers to the potential for increased volatility and losses in a portfolio due to the use of derivatives that may magnify gains and losses beyond the initial investment. The Fund will utilize derivatives, such as options, to gain exposure to certain assets or markets with a smaller initial investment. While leveraging derivatives can amplify gains, it can also magnify losses significantly. Leverage could possibly create increased volatility for the Fund.

MRBL Enhanced Equity ETF | Low Short-Term Interest Rates Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Low Short-Term Interest Rates Risk. During market conditions in which short-term interest rates are at low levels, the Fund’s investments related to the Collateral Portfolio will earn a low yield. In addition, it is possible that during these conditions the Fund may experience difficulties purchasing and/or selling securities and may, as a result, maintain a portion of its assets in cash, on which it may earn little, if any, income.

MRBL Enhanced Equity ETF | Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
MRBL Enhanced Equity ETF | Valuation Risk Member
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Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.

MRBL Enhanced Equity ETF | Risk of Investing in Other ETFs Member
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Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

MRBL Enhanced Equity ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options and FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

MRBL Enhanced Equity ETF | ETF Risks, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options and FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
MRBL Enhanced Equity ETF | ETF Risks, Premium-Discount Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
MRBL Enhanced Equity ETF | ETF Risks, Cost Of Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
MRBL Enhanced Equity ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
MRBL Enhanced Equity ETF | Cash Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. Cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions, and these costs and expenses are typically reimbursed to the Fund by the AP placing the order(s). To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer.
MRBL Enhanced Equity ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund’s sector exposure is expected to be similar to the sector exposure of a market capitalization-weighted index of large-capitalization U.S. equity securities.
MRBL Enhanced Equity ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and may not meet its investment objective based on MRBL’s and/or Arin’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by MRBL and/or Arin will not produce the desired investment results and the Fund may lose value as a result.
MRBL Enhanced Equity ETF | Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

MRBL Enhanced Equity ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
MRBL Enhanced Equity ETF | New Sub-Adviser Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Sub-Adviser Risk. MRBL has limited experience with managing an ETF, which may limit MRBL’s effectiveness. In addition, although MRBL has retained third-party vendors to perform certain functions (e.g., compliance services and operations), it employs a limited number of individuals and has limited resources, which may prevent it from being able to continue to provide sub-advisory services if a key individual becomes incapacitated.
MRBL Enhanced Equity ETF | Tax Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. However, the U.S. federal income tax treatment of certain aspects of the options strategy employed by the Fund are not entirely clear under existing law, including identifying the issuer of an option, and could affect such qualification. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income taxation and distributions received by its shareholders generally would be subject to further U.S. federal income taxation.

MRBL Enhanced Equity ETF | MRBL Enhanced Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EDGE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 237

[1]	Other Expenses are estimated for the current fiscal year.